OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Right of use assets, Beginning balance	$ 17,316	$ 27,211
Right of use assets, Amortization	(9,895)	(9,895)
Right of use assets, Ending balance	$ 7,421	$ 17,316